Segment Information (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($) segment	Dec. 31, 2013 USD ($) segment
Segment Information
Number of operating segments | segment	2	5	5
Segment Information
Revenues	$ 1,023,656,993	$ 904,498,793	$ 731,078,833
Cost of revenues	(329,761,444)	(306,133,210)	(274,035,806)
Selling, general and administrative expenses	(706,050,055)	(545,491,718)	(400,947,001)
Other operating income	6,756,906	8,786,891	4,917,642
Income (loss) from operations	(5,397,600)	61,660,756	61,013,668
Interest expense	(11,020,177)	(5,325,474)	(192,566)
Interest income	4,832,800	3,210,328	2,179,547
Other income (expense), net	(1,896,896)	3,857,539	(1,051,215)
Investment income	24,323,479
Income before taxes and equity in affiliates	10,841,606	63,403,149	61,949,434
Income tax benefit (expense)	(71,847,178)	(14,900,793)	(13,676,994)
Income (loss) before equity in affiliates	(61,005,572)	48,502,356	48,272,440
Income from equity in affiliates	5,705,701	3,834,802	2,813,849
Net income (loss)	(55,299,871)	52,337,158	51,086,289
Operating Segment | Real Estate Online Services
Segment Information
Revenues	575,775,257	495,862,635	335,410,902
Cost of revenues	(60,313,726)	(51,129,730)	(63,990,693)
Selling, general and administrative expenses	(469,517,752)	(365,150,431)	(210,576,230)
Other operating income	3,567,965	2,525,496	599,894
Income (loss) from operations	49,511,744	82,107,970	61,443,873
Interest income	1,167,005	1,316,203	1,082,287
Other income (expense), net	290,039	35,799	(1,185,121)
Investment income	271,501
Income before taxes and equity in affiliates	51,240,289	83,459,972	61,341,039
Income tax benefit (expense)	(10,307,322)	(15,545,964)	(5,447,524)
Income (loss) before equity in affiliates	40,932,967	67,914,008	55,893,515
Income from equity in affiliates	(227,977)	(223,389)	(69,194)
Net income (loss)	40,704,990	67,690,619	55,824,321
Operating Segment | Real Estate Brokerage Services
Segment Information
Revenues	364,405,185	283,367,930	280,776,816
Cost of revenues	(230,513,415)	(204,101,162)	(168,624,507)
Selling, general and administrative expenses	(86,395,528)	(64,337,955)	(74,728,461)
Other operating income	1,890,328	2,223,460	1,647,257
Income (loss) from operations	49,386,570	17,152,273	39,071,105
Interest income	346,181	1,099,825	819,925
Other income (expense), net	135,943	(68,069)	87,270
Investment income	251,503
Income before taxes and equity in affiliates	50,120,197	18,184,029	39,978,300
Income tax benefit (expense)	(19,681,909)	(5,083,029)	(10,000,257)
Income (loss) before equity in affiliates	30,438,288	13,101,000	29,978,043
Income from equity in affiliates	88,993	118,651	343,561
Net income (loss)	30,527,281	13,219,651	30,321,604
Operating Segment | Real Estate Information and Consulting Services
Segment Information
Revenues	58,328,609	82,679,298	76,683,188
Cost of revenues	(19,927,903)	(25,153,090)	(14,526,318)
Selling, general and administrative expenses	(56,271,928)	(59,703,161)	(58,026,755)
Other operating income	1,049,634	3,301,932	1,950,223
Income (loss) from operations	(16,821,588)	1,124,979	6,080,338
Interest income	295,291	691,003	222,898
Other income (expense), net	885,703	657,952	(479,313)
Income before taxes and equity in affiliates	(15,640,594)	2,473,934	5,823,923
Income tax benefit (expense)	(1,900,909)	(236,440)	(3,606,417)
Income (loss) before equity in affiliates	(17,541,503)	2,237,494	2,217,506
Income from equity in affiliates	837,198	1,761,582	312,119
Net income (loss)	(16,704,305)	3,999,076	2,529,625
Operating Segment | Community Value-added Services
Segment Information
Revenues	518,597
Cost of revenues	(2,970)
Selling, general and administrative expenses	(45,322,798)	(15,828,009)
Income (loss) from operations	(44,807,171)	(15,828,009)
Interest income	12,563	6,124
Other income (expense), net	(9)
Income before taxes and equity in affiliates	(44,794,617)	(15,821,885)
Income tax benefit (expense)	(3,653,047)	3,932,057
Income (loss) before equity in affiliates	(48,447,664)	(11,889,828)
Income from equity in affiliates	(598,582)
Net income (loss)	(49,046,246)	(11,889,828)
Operating Segment | Other Services
Segment Information
Revenues	24,629,345	42,588,930	38,207,927
Cost of revenues	(19,003,430)	(25,749,228)	(26,894,288)
Selling, general and administrative expenses	(12,711,179)	(14,662,201)	(12,404,049)
Other operating income	248,979	736,003	720,268
Income (loss) from operations	(6,836,285)	2,913,504	(370,142)
Interest income	28,416	78,608	51,944
Other income (expense), net	40,085	(8,987)	(11,837)
Investment income	51,986
Income before taxes and equity in affiliates	(6,715,798)	2,983,125	(330,035)
Income tax benefit (expense)	(2,036,601)	(169,368)	(588,344)
Income (loss) before equity in affiliates	(8,752,399)	2,813,757	(918,379)
Income from equity in affiliates	3,849,891	(367,621)	(9,320)
Net income (loss)	(4,902,508)	2,446,136	(927,699)
Non-allocated
Segment Information
Selling, general and administrative expenses	(35,830,870)	(25,809,961)	(45,211,506)
Income (loss) from operations	(35,830,870)	(25,809,961)	(45,211,506)
Interest expense	(11,020,177)	(5,325,474)	(192,566)
Interest income	2,983,344	18,565	2,493
Other income (expense), net	(3,248,657)	3,240,844	537,786
Investment income	23,748,489
Income before taxes and equity in affiliates	(23,367,871)	(27,876,026)	(44,863,793)
Income tax benefit (expense)	(34,267,390)	2,201,951	5,965,548
Income (loss) before equity in affiliates	(57,635,261)	(25,674,075)	(38,898,245)
Income from equity in affiliates	1,756,178	2,545,579	2,236,683
Net income (loss)	$ (55,879,083)	$ (23,128,496)	$ (36,661,562)